Goodwill, Other Intangible Assets And Long-Lived Assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Intangible Assets Subject To Amortization And For Intangible Assets Not Subject To Amortization

The information for intangible assets subject to amortization and for intangible assets not subject to amortization as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥154,358	¥(99,252)	¥55,106	¥166,779	¥(113,554)	¥53,225
Trademarks and customer relationships	62,791	(20,712)	42,079	70,564	(30,541)	40,023
Other	28,802	(13,894)	14,908	26,788	(13,159)	13,629

Total	245,951	(133,858)	112,093	264,131	(157,254)	106,877

Other intangible assets not subject to amortization			821			825

Total other intangible assets			¥112,914			¥107,702

Schedule Of Future Amortization Expense

The future amortization expense for each of the next five years relating to existing intangible assets is estimated to be the followings at March 31, 2013:

Years ending March 31	Millions of Yen
2014	¥24,240
2015	20,254
2016	15,165
2017	12,404
2018	10,435

Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amounts of goodwill by segment for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012			2013
	Imaging & Solutions	Other	Total	Imaging & Solutions	Other	Total
Beginning balance
Goodwill - gross	¥221,092	—	¥221,092	¥220,103	¥3,726	¥223,829
Accumulated impairment	—	—	—	(28,578)	—	(28,578)
Goodwill	221,092	—	221,092	191,525	3,726	195,251

Goodwill acquired during the year	3,254	¥3,726	6,980	1,605	—	1,605
Impairment	(27,491)	—	(27,491)	—	—	—
Translation adjustments and other	(5,330)	—	(5,330)	24,347	14	24,361

Ending balance
Goodwill - gross	220,103	3,726	223,829	250,199	3,740	253,939
Accumulated impairment	(28,578)	—	(28,578)	(32,722)	—	(32,722)
Goodwill	¥191,525	¥3,726	¥195,251	¥217,477	¥3,740	¥221,217

Schedule Of Aggregate Cost And Related Accumulated Amortization For Certain Finite Lived Assets

The aggregate costs included in property, plant and equipment and related accumulated amortization for certain leased buildings, machinery and equipment accounted as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Aggregate cost	¥7,627	¥8,872
Accumulated amortization	6,299	7,269